LEASES - Balance sheet information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease - ROU assets	$ 433	$ 521
Liabilities
Operating lease liabilities	241	276
Operating lease liabilities	188	261
Total	429	537
Operating lease, cost	299	281	$ 260
Short-term lease costs	42	35	34
Cash payments for operating leases	$ 320	$ 325	$ 269
Weighted average incremental borrowing rate	4.85%	3.67%
Weighted average remaining lease term	23 months	26 months